Annual Total Returns [BarChart] - PGIM 60/40 Allocation Fund - Class R6	Sep. 29, 2020 [1]
Bar Chart Table:
Annual Return 2018	(4.09%)
Annual Return 2019	22.25%

[1]	The total return for Class R6 shares from January 1, 2020 through June 30, 2020 was -1.68%.